Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes Related To Net Gains On Sales Of Securities	$ 1	$ 2	$ 11
Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%